SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund

December 31, 2021 (Unaudited)
Principal Amount		Value
Foreign Government Bonds — 64.79%
Angola — 3.18%
$285,000	Angolan Government International Bond, 8.00%, 11/26/29(a)	$281,513
200,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	201,333
225,000	Angolan Government International Bond, 9.13%, 11/26/49(a)	215,990
200,000	Angolan Government International Bond, 9.50%, 11/12/25(a)	214,252
		913,088
Argentina — 4.19%
150,137	Argentine Republic Government International Bond, 1.00%, 7/9/29	55,006
397,095	Argentine Republic Government International Bond, 1.13%, 7/9/35	127,319
440,204	Argentine Republic Government International Bond, 2.00%, 1/9/38	166,617
1,950,000	Argentine Republic Government International Bond, 2.50%, 7/9/41	695,490
375,000	Provincia de Buenos Aires/Government Bonds, 3.90%, 9/1/37(a)	160,126
		1,204,558
Bahrain — 0.64%
200,000	Bahrain Government International Bond, 6.25%, 1/25/51(a)	183,474

Brazil — 1.04%
335,000	Brazilian Government International Bond, 4.75%, 1/14/50	297,824

Colombia — 1.83%
200,000	Colombia Government International Bond, 3.00%, 1/30/30	182,574
210,000	Colombia Government International Bond, 3.25%, 4/22/32	189,170
200,000	Colombia Government International Bond, 3.88%, 2/15/61	154,259
		526,003
Dominican Republic — 4.31%
150,000	Dominican Republic International Bond, 4.50%, 1/30/30(a)	152,963
420,000	Dominican Republic International Bond, 4.88%, 9/23/32(a)	427,634
380,000	Dominican Republic International Bond, 5.88%, 1/30/60(a)	366,307
260,000	Dominican Republic International Bond, 5.95%, 1/25/27(a)	289,760
		1,236,664
Ecuador — 2.18%
952,441	Ecuador Government International Bond, 1.00%, 7/31/35(a)	627,386

Egypt — 1.14%
400,000	Egypt Government International Bond, 7.50%, 2/16/61(a)	328,100

El Salvador — 2.06%
189,000	El Salvador Government International Bond, 5.88%, 1/30/25(a)	117,967

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$158,000	El Salvador Government International Bond, 6.38%, 1/18/27(a)	$94,491
140,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	79,800
381,000	El Salvador Government International Bond, 7.75%, 1/24/23(a)	300,879
		593,137
Guatemala — 1.69%
290,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	286,517
200,000	Guatemala Government Bond, 4.65%, 10/7/41(a)	199,424
		485,941
Indonesia — 2.23%
150,000(b)	Indonesia Government International Bond, 1.30%, 3/23/34	165,017
200,000	Indonesia Government International Bond, 3.35%, 3/12/71	193,304
270,000	Perusahaan Penerbit SBSN Indonesia III, 3.80%, 6/23/50(a)	283,626
		641,947
Iraq — 2.06%
406,250	Iraq International Bond, 5.80%, 1/15/28(a)	389,391
200,000	Iraq International Bond, 6.75%, 3/9/23(a)	202,848
		592,239
Lebanon — 0.45%
36,000	Lebanon Government International Bond, 5.80%, 4/14/20(a),(c)	3,888
66,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(c)	7,012
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(c)	9,042
106,000	Lebanon Government International Bond, GMTN, 6.15%, 6/19/20(c)	11,150
745,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(c)	79,901
166,000	Lebanon Government International Bond, 8.25%, 4/12/21(a),(c)	17,922
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(c)	508
		129,423
Mexico — 2.14%
340,000	Mexico Government International Bond, 3.77%, 5/24/61	316,441
280,000	Mexico Government International Bond, 4.50%, 1/31/50	297,419
		613,860
Nigeria — 2.91%
200,000	Nigeria Government International Bond, 6.50%, 11/28/27(a)	199,739
200,000	Nigeria Government International Bond, 7.38%, 9/28/33(a)	190,851
450,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	443,963
		834,553
Oman — 7.72%
200,000	Oman Government International Bond, 4.13%, 1/17/23(a)	203,719
200,000	Oman Government International Bond, 4.75%, 6/15/26(a)	206,163
200,000	Oman Government International Bond, 4.88%, 2/1/25(a)	208,599
810,000	Oman Government International Bond, 6.25%, 1/25/31(a)	886,636

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
$265,000	Oman Government International Bond, 6.75%, 10/28/27(a)	$297,247
200,000	Oman Government International Bond, 6.75%, 1/17/48(a)	204,490
200,000	Oman Government International Bond, 7.00%, 1/25/51(a)	210,806
		2,217,660
Pakistan — 1.62%
270,000	Pakistan Government International Bond, 6.00%, 4/8/26(a)	270,228
200,000	Pakistan Water & Power Development Authority, 7.50%, 6/4/31(a)	194,272
		464,500
Paraguay — 1.80%
300,000	Paraguay Government International Bond, 2.74%, 1/29/33(a)	288,408
200,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	228,908
		517,316
Philippines — 1.40%
200,000	Philippine Government International Bond, 2.95%, 5/5/45	197,443
200,000	Philippine Government International Bond, 3.20%, 7/6/46	203,745
		401,188
Poland — 0.98%
265,000	Republic of Poland Government International Bond, 4.00%, 1/22/24	280,618

Qatar — 0.87%
200,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	248,855

Romania — 3.06%
45,000(b)	Romanian Government International Bond, 2.00%, 4/14/33(a)	46,618
150,000(b)	Romanian Government International Bond, 2.12%, 7/16/31(a)	162,683
100,000(b)	Romanian Government International Bond, 2.63%, 12/2/40(a)	101,254
295,000(b)	Romanian Government International Bond, 2.75%, 4/14/41(a)	299,716
117,000(b)	Romanian Government International Bond, 3.38%, 1/28/50(a)	125,481
144,000	Romanian Government International Bond, 4.00%, 2/14/51(a)	144,059
		879,811
Saudi Arabia — 1.84%
310,000	Saudi Government International Bond, 3.45%, 2/2/61(a)	313,362
200,000	Saudi Government International Bond, 3.75%, 1/21/55(a)	214,721
		528,083
South Africa — 1.51%
200,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	206,674
250,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	227,620
		434,294

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Sri Lanka — 0.54%
$305,000	Sri Lanka Government International Bond, 6.83%, 7/18/26(a)	$156,567

Tajikistan — 0.62%
200,000	Republic of Tajikistan International Bond, 7.13%, 9/14/27(a)	177,332

Tunisia — 2.00%
300,000(b)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24(a)	265,268
400,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25(a)	308,332
		573,600
Turkey — 0.86%
320,000	Turkey Government International Bond, 4.88%, 4/16/43	245,724

Ukraine — 0.77%
242,000	Ukraine Government International Bond, 1.26%, 5/31/40(a),(d)	220,870

United Arab Emirates — 3.48%
250,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49(a)	256,635
360,000	Finance Department Government of Sharjah, 3.63%, 3/10/33(a)	353,063
430,000	Finance Department Government of Sharjah, 4.00%, 7/28/50(a)	388,866
		998,564
Uruguay — 1.57%
342,599	Uruguay Government International Bond, 4.98%, 4/20/55	450,317

Uzbekistan — 1.40%
200,000	Republic of Uzbekistan International Bond, 4.75%, 2/20/24(a)	208,578
200,000	Uzbekneftegaz JSC, 4.75%, 11/16/28	192,652
		401,230
Venezuela — 0.08%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(c)	5,950
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(c)	5,166
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(c)	11,900
		23,016
Zambia — 0.62%
240,000	Zambia Government International Bond, 5.38%, 9/20/22(a)	179,314

Total Foreign Government Bonds		18,607,056
(Cost $19,577,714)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Corporate Bonds — 25.46%
Argentina — 1.46%
$122,500	YPF SA, 8.50%, 3/23/25(a)	$104,910
120,000	YPF SA, 8.50%, 7/28/25(a)	90,765
254,000	YPF SA, 8.75%, 4/4/24(a)	223,171
		418,846
Brazil — 2.63%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24(a)	223,650
361,228	MV24 Capital BV, 6.75%, 6/1/34(a)	372,917
160,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	158,967
		755,534
Chile — 0.84%
250,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(a)	240,963

Colombia — 1.72%
100,000	Ecopetrol SA, 4.63%, 11/2/31	97,255
265,000	Ecopetrol SA, 5.88%, 5/28/45	254,334
150,000	Ecopetrol SA, 5.88%, 11/2/51	141,375
		492,964
Mexico — 5.10%
200,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	200,288
650,000	Petroleos Mexicanos, 5.63%, 1/23/46	535,884
566,000	Petroleos Mexicanos, 6.35%, 2/12/48	484,496
90,000	Petroleos Mexicanos, 6.70%, 2/16/32	90,900
3,250,000(e)	Petroleos Mexicanos, 7.19%, 9/12/24(a)	151,445
		1,463,013
Oman — 0.71%
200,000	OQ SAOC, 5.13%, 5/6/28(a)	204,448

Paraguay — 0.72%
200,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	207,330

Peru — 1.11%
320,000	InRetail Consumer, 3.25%, 3/22/28(a)	318,180

Qatar — 0.79%
220,000	Qatar Energy, 3.30%, 7/12/51(a)	227,922

Saudi Arabia — 1.45%
220,000	SA Global Sukuk Ltd., 2.69%, 6/17/31(a)	221,449
200,000	Saudi Arabian Oil Co., 3.50%, 11/24/70(a)	195,387
		416,836

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Principal Amount		Value
Trinidad & Tobago — 0.71%
$200,000	Trinidad Generation UnLtd, 5.25%, 11/4/27(a)	$203,688

Turkey — 0.94%
280,000	Hazine Mustesarligi Varlik Kiralama AS, 5.13%, 6/22/26(a)	268,542

United Arab Emirates — 6.07%
200,000	DP World Salaam, 6.00%, (a),(f),(g)	216,605
260,000	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	255,148
660,000	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	655,875
200,000	MDGH - GMTN BV, GMTN, 2.88%, 5/21/30(a)	208,629
200,000	MDGH GMTN RSC Ltd., GMTN, 2.50%, 5/21/26(a)	206,250
200,000	Sharjah Sukuk Program Ltd., 2.94%, 6/10/27(a)	201,113
		1,743,620
United States — 1.03%
400,000	Rutas 2 and 7 Finance Ltd., 0.00%, 9/30/36(a),(h)	296,400

Venezuela — 0.18%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(c)	6,509
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(c)	45,500
		52,009
Total Corporate Bonds		7,310,295
(Cost $7,553,785)

Shares
Investment Company — 3.64%
1,044,345	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	1,044,345
Total Investment Company		1,044,345
(Cost $1,044,345)

Principal Amount
Foreign Treasury Obligations — 2.20%
Egypt Treasury Bills — 2.20%
10,200,000(e)	11.68%, 3/22/22(h)	632,900
Total Foreign Treasury Obligations		632,900
(Cost $632,018)
Total Investments		$27,594,596
(Cost $28,807,862) — 96.09%
Other assets in excess of liabilities — 3.91%		1,122,810
NET ASSETS — 100.00%		$28,717,406

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Principal amount denoted in Euros.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(g)	Perpetual security with no stated maturity date.
(h)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(i)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Foreign currency exchange contracts as of December 31, 2021:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
INR	2,860,785	USD	37,896	Citibank N.A.	1/25/22	$419
INR	10,353,336	USD	137,486	Citibank N.A.	1/25/22	1,179
INR	12,899,444	USD	171,257	Citibank N.A.	1/25/22	1,508
INR	12,904,238	USD	171,257	Citibank N.A.	1/25/22	1,572
INR	1,861,861	USD	24,683	Citibank N.A.	1/25/22	254
INR	2,824,548	USD	37,421	Citibank N.A.	1/25/22	409
MXN	3,705,700	USD	172,651	Citibank N.A.	1/25/22	7,572
THB	14,384,833	USD	430,000	Citibank N.A.	1/25/22	544
USD	190,000	COP	766,840,000	Citibank N.A.	1/25/22	1,971
USD	23,175	COP	86,695,400	Citibank N.A.	1/25/22	1,917
USD	1,509,298	EUR	1,298,000	Citibank N.A.	1/25/22	30,786
USD	430,000	PHP	21,969,130	Citibank N.A.	1/25/22	2,479
USD	73,746	THB	2,401,696	Citibank N.A.	1/25/22	1,862
USD	76,254	THB	2,488,006	Citibank N.A.	1/25/22	1,787
USD	108,458	THB	3,536,823	Citibank N.A.	1/25/22	2,600
USD	51,869	THB	1,692,384	Citibank N.A.	1/25/22	1,215
USD	129,673	THB	4,233,813	Citibank N.A.	1/25/22	2,953
						$61,027

COP	185,944,129	USD	47,729	Citibank N.A.	1/25/22	$(2,135)
COP	372,115,695	USD	95,583	Citibank N.A.	1/25/22	(4,341)
COP	182,817,138	USD	46,940	Citibank N.A.	1/25/22	(2,113)
EUR	190,000	USD	218,328	Citibank N.A.	1/25/22	(1,905)
USD	22,692	EUR	20,000	Citibank N.A.	1/25/22	(89)
USD	580,000	INR	43,493,620	Citibank N.A.	1/25/22	(2,520)
USD	185,091	MXN	3,815,000	Citibank N.A.	1/25/22	(448)
USD	140,000	UAH	3,948,000	Citibank N.A.	2/28/22	(1,404)
						$(14,955)

Total						$46,072

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Financial futures contracts as of December 31, 2021:
Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	3	March 2022	$9,355	EUR	$581,998	Citigroup Global Markets, Inc.
30 Year Euro-Buxl	1	March 2022	11,156	EUR	234,040	Citigroup Global Markets, Inc.
30 Year U.S. Ultra Treasury Bond	1	March 2022	(4,274)	USD	197,125	Citigroup Global Markets, Inc.
5 Year Euro-Bobl	4	March 2022	4,687	EUR	603,337	Citigroup Global Markets, Inc.
Five Year U.S. Treasury Note	8	March 2022	(1,257)	USD	967,812	Citigroup Global Markets, Inc.
Ten Year U.S. Treasury Note	3	March 2022	(3,848)	USD	391,406	Citigroup Global Markets, Inc.
Total			$15,819
Interest rate swaps as of December 31, 2021:
Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
6.89%	MXN-BNPLDN	Every 28 days	Citigroup Global Markets, Inc.	10/15/31	MXN	5,919	$(13,186)
Total							$(13,186)
Credit default swaps buy protection as of December 31, 2021:
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
5.00%	Markit ITRAXX XOver Index, Series 36	Quarterly	Citigroup Global Markets, Inc.	12/20/26	EUR	500	$(66,501)	$(1,638)	$(68,139)
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank plc	12/20/23	USD	577	23,521	29,645	53,166

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Turkey Government International Bond	Quarterly	HSBC Bank plc	12/20/26	USD	504	63,554	32,406	95,961
1.00%	Turkey Government International Bond	Quarterly	Citigroup Global Markets Ltd.	12/20/23	USD	955	40,763	47,233	87,996
1.00%	Russian Foreign Bond - Eurobond	Quarterly	Barclays Bank plc	12/20/26	USD	820	(6,118)	15,434	9,316
5.00%	Markit ITRAXX XOver Index, Series 36	Quarterly	Citigroup Global Markets, Inc.	12/20/26	EUR	600	(79,475)	(5,238)	(84,713)
1.00%	Mexico Government International Bond	Quarterly	Barclays Bank plc	12/20/26	USD	748	7,709	(11,131)	(3,422)
1.00%	Mexico Government International Bond	Quarterly	HSBC Bank plc	12/20/26	USD	727	7,493	(10,819)	(3,326)
5.00%	Markit ITRAXX XOver Index, Series 36	Quarterly	Citigroup Global Markets, Inc.	12/20/26	EUR	800	(99,705)	(9,068)	(108,773)
Total							$(108,759)	$86,824	$(21,934)

Abbreviations used are defined below:
Bobl - German Bundesobligationen
COP - Colombian Peso
EMTN - Euro Medium Term Note
EUR - Euro
GMTN - Global Medium Term Note
INR - Indian Rupee
MXN - Mexican Peso
PHP - Philippine Peso
THB - Thai Baht
USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Emerging Market Debt Fund (cont.)

December 31, 2021 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Foreign Government Bonds	64.79%
Energy	14.43%
Industrial	3.87%
Government	1.64%
Utilities	1.49%
Financial	1.45%
Consumer, Cyclical	1.11%
Consumer, Non-cyclical	0.75%
Communications	0.72%
Other*	9.75%
100.00%
* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.